SUPPLEMENT DATED AUGUST 26, 2025
TO THE FOLLOWING PROSPECTUSES AND NOTICE DOCUMENTS

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2025 FOR

Spinnaker® Variable Annuity

NOTICE DOCUMENTS DATED MAY 1, 2025 AND PROSPECTUSES FOR

Spinnaker® Advisor Variable Annuity dated May 1, 2011
Spinnaker® Choice Variable Annuity dated May 1, 2008
Spinnaker® Plus dated December 1, 2004
CompleteSM Variable Life Insurance dated May 1, 2012
CompleteSM Advisor Variable Life Insurance dated May 1, 2012
Premier Accumulation Life® dated May 1, 2007

This supplement updates certain information in the prospectuses and Notice Documents for the above referenced variable annuity contracts issued by Symetra Life Insurance Company.

Effective August 1, 2025 (the “Effective Date”), Templeton Asset Management Ltd. no longer serves as sub-advisor of the Templeton Growth VIP Fund. Therefore, on the Effective Date, all references to Templeton Asset Management Ltd. as sub-advisor to the Templeton Growth VIP Fund in the prospectuses and Notice Documents are deleted.